UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	10/31/2008

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS

- DREYFUS HEALTH CARE FUND (Class A, B, C, Class I and T)

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus Health Care Fund

SEMIANNUAL REPORT October 31, 2008

BNY MELLON ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

14	Financial Highlights

19	Notes to Financial Statements

29	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Health Care Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Health Care Fund, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum, depressing investor sentiment, consumer confidence and business investment. These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the reporting period of May 1, 2008, through October 31, 2008, as provided by Daphne Karydas and Chuck Silberstein, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Dreyfus Health Care Fund’s Class A shares produced a total return of –17.22%, Class B shares returned –17.59%, Class C shares returned –17.54%, Class I shares returned –17.16% and ClassT shares returned –17.36% .1 In comparison, the fund’s benchmark, the S&P North American Health Care Sector Index (“S&P Health Care Index”), produced a –14.27% total return, and the broader stock market, as measured by the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a –29.27% total return for the same period.2,3

Stocks were battered by a domestic economic downturn and an intensifying credit crunch during the reporting period. However, traditionally defensive health care stocks generally retained more of their value than their counterparts in other market sectors.Accordingly, the S&P Health Care Index experienced less than half the decline in percentage terms of the more broadly based S&P 500 Index. Despite defensive positioning in the medical technology and managed care areas, due to timing and investor cash flows during a very volatile period, the fund produced lower returns than the S&P Health Care Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the stocks of health care and health care-related sectors.When choosing stocks, we first analyze various health care sectors, focusing on trends affecting health care spending, as well as changes in government regulation, technology, products and services. Based on this analysis, the fund may overweight or underweight certain health care sectors. Using fundamental analysis, we then seek companies within these sectors that have strong industry positions in major product lines, attractive valuations and underappreciated revenue and earnings poten-tial.The fund will invest in a combination of growth and value stocks, and typically will maintain exposure to the major health care sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Focus on Innovation and Growth with Defensive Characteristics

An onslaught of negative economic news drove stocks sharply lower, with much of the damage done during a global financial crisis that dominated the final two months of the reporting period. Plunging housing values and rising unemployment caused consumers to cut back on discretionary spending, while many businesses cut back on capital spending in anticipation of reduced credit availability and a more challenging business environment. Although these conditions drove every market sector lower, the health care sector proved somewhat insulated from the downturn, due mainly to the non-discretionary nature of essential medical products and services.

We positioned the fund to ride out the economic storm by establishing overweighted exposure to medical technology companies producing innovative and medically necessary products. For example, one top-performing holding, NuVasive, rose on strong demand for its innovative surgical products designed to treat serious spinal injuries. Another medical device producer, Covidien, exceeded earnings expectations and provided positive earnings guidance as it successfully refocused on higher margin, higher growth products. As a result, the stock suffered comparatively mild losses during the market plunge in September and October 2008. The fund further enhanced relative returns by maintaining significantly underweighted exposure to companies in the managed care area, which encountered weakness due to prospects for legislative reform that could negatively affect future revenues.

Mixed Performance in Pharmaceuticals and Biotechnology

Investments in other areas produced mixed results.The fund held underweighted exposure to large pharmaceutical companies due to concerns about weak product pipelines. Some holdings, such as Schering-Plough, encountered company-specific problems that further undermined stock prices. A few key investments in the specialty pharmaceutical area, including Elan and Alcon, also detracted from returns. However, the fund compensated for those losses to a degree with gains in Alpharma, which received an attractive buyout offer from King Pharmaceuticals.

Stock selections in biotechnology also proved mixed, with product-related weakness in holdings such as BioMarin Pharmaceutical and

Amylin Pharmaceuticals somewhat balanced by gains in others. Celgene rose on accelerating acceptance of its lead drugs in the United States and Europe.Vertex Pharmaceuticals reported encouraging data from Phase 3 clinical trials of a new treatment for hepatitis C infection.

Cautiously Positioned for Future Growth

The fund has remained focused on companies that we believe are poised to benefit from innovation in essential areas of medical need.As of the end of the reporting period, we have allocated a relatively large percentage of assets to the biotechnology industry where, in our judgment, broad-based weakness in the stock market has created attractive investment opportunities, particularly among companies with profitable product portfolios, strong balance sheets and healthy cash positions.We also have continued to find a relatively large number of attractive investments among medical technology companies with relatively little exposure to the current economic downturn. On the other hand, while we have mildly increased exposure to certain large pharmaceutical companies, the fund generally has maintained underweighted exposure to the sub-sector. The fund currently holds no exposure to the managed care area in light of the political climate for health care reform.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 1, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: STANDARD & POOR’S — In February 2007, Standard & Poor's acquired the
Goldman Sachs Health Care Index which was at that time renamed S&P GSSI Health Care.
As of March 6, 2008, S&P GSSI Health Care was renamed S&P North American Health
Care Sector Index.The index return reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P North American Health Care Sector Index is a
capitalization-weighted index designed as a benchmark for U.S.-traded securities in the health care sector.The index includes companies in the following categories: providers of health care-related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, medical supplies, instruments and products.Total returns are calculated on a month-end basis.
3	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Health Care Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 7.60	$ 11.03	$ 11.04	$ 6.45	$ 8.75
Ending value (after expenses)	$827.80	$824.10	$824.60	$828.40	$826.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 8.39	$ 12.18	$ 12.18	$ 7.12	$ 9.65
Ending value (after expenses)	$1,016.89	$1,013.11	$1,013.11	$1,018.15	$1,015.63

† Expenses are equal to the fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class B, 2.40% for Class C, 1.40% for Class I and 1.90% for Class T Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Common Stocks—94.2%	Shares	Value ($)

Biotechnology—35.8%
Acorda Therapeutics	17,020 [a]	347,208
Alexion Pharmaceuticals	10,180 [a]	414,835
Amgen	20,330 [a]	1,217,564
Amylin Pharmaceuticals	13,760 [a,b]	140,490
BioMarin Pharmaceutical	17,840 [a]	326,829
Celgene	14,700 [a]	944,622
Cephalon	5,920 [a,b]	424,582
Genentech	10,365 [a]	859,673
Genzyme	7,080 [a]	515,990
Gilead Sciences	22,340 [a]	1,024,289
Invitrogen	14,520 [a]	418,031
Medivation	5,560 [a,b]	104,361
Myriad Genetics	1,870 [a,b]	117,978
Onyx Pharmaceuticals	5,870 [a,b]	158,373
Qiagen	6,760 [a]	96,398
Regeneron Pharmaceuticals	8,780 [a]	169,454
United Therapeutics	3,330 [a]	290,476
Vertex Pharmaceuticals	18,210 [a]	477,284
		8,048,437
Distributors—1.2%
Cardinal Health	2,900	110,780
McKesson	4,130	151,943
		262,723
Health Care Technology—1.0%
Pfizer	12,120	214,645
Medical Technology—20.4%
Abiomed	7,780 [a]	113,432
Baxter International	12,560	759,754
Becton, Dickinson & Co.	4,160	288,704
C.R. Bard	4,990	440,368
CardioNet	5,730 [a]	146,631
Covidien	20,450	905,731
Hologic	8,690 [a]	106,366
Masimo	8,353 [a]	267,212
Medtronic	3,520	141,962
Mettler-Toledo International	2,130 [a]	163,030
NuVasive	8,870 [a,b]	417,688

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Medical Technology (continued)
Smith & Nephew, ADR	2,870	132,508
Thermo Fisher Scientific	7,400 [a]	300,440
Varian	4,710 [a]	173,564
Zimmer Holdings	4,716 [a]	218,964
		4,576,354
Medical-Drugs—.5%
Biogen Idec	2,400 [a]	102,120
Pharmaceutical—17.5%
Abbott Laboratories	15,550	857,583
Bayer, ADR	4,320	238,507
Bristol-Myers Squibb	23,780	488,679
Johnson & Johnson	5,270	323,262
Merck & Co.	13,540	419,063
Novartis, ADR	7,960	405,880
Roche Holding, ADR	2,595	196,701
Schering-Plough	20,630	298,929
Wyeth	13,040	419,627
XenoPort	6,640 [a]	276,290
		3,924,521
Services—10.4%
Amedisys	3,990 [a,b]	225,076
Charles River Laboratories International	4,140 [a]	148,336
Covance	8,745 [a]	437,250
CVS Caremark	27,759	850,813
DaVita	2,360 [a]	133,930
Express Scripts	2,100 [a]	127,281
Laboratory Corp. of America Holdings	1,680 [a]	103,303
Medco Health Solutions	4,760 [a]	180,642
Psychiatric Solutions	4,080 [a,b]	135,823
		2,342,454
Specialty Pharmaceuticals—7.4%
Alpharma, Cl. A	7,400 [a,b]	231,694
Auxilium Pharmaceuticals	10,510 [a,b]	206,522
Barr Pharmaceuticals	5,540 [a]	356,000
Elan, ADR	17,930 [a,b]	136,806
Mylan	9,420 [a,b]	80,729

Common Stocks (continued)	Shares	Value ($)

Specialty Pharmaceuticals (continued)
Shire, ADR	6,650	262,343
Teva Pharmaceutical Industries, ADR	8,930 [b]	382,918
		1,657,012
Total Common Stocks
(cost $21,461,736)		21,128,266

Other Investment—6.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,406,000)	1,406,000 [a]	1,406,000

Investment of Cash Collateral
for Securities Loaned—7.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,711,846)	1,711,846 [c]	1,711,846

Total Investments (cost $24,579,582)	108.1%	24,246,112
Liabilities, Less Cash and Receivables	(8.1%)	(1,806,906)
Net Assets	100.0%	22,439,206

ADR—American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At October 31, 2008, the total market value of the fund’s securities on loan is $1,683,238 and the total market value of the collateral held by the fund is $1,711,846.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Biotechnology	35.8	Specialty Pharmaceuticals	7.4
Medical Technology	20.4	Distributors	1.2
Pharmaceutical	17.5	Health Care Technology	1.0
Money Market Investments	13.9	Medical-Drugs	.5
Services	10.4		108.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,683,238)—Note 1(b):
Unaffiliated issuers				21,461,736	21,128,266
Affiliated issuers				3,117,846	3,117,846
Cash					46,549
Receivable for investment securities sold					617,510
Receivable for shares of Beneficial Interest subscribed					118,740
Dividends and interest receivable					18,879
Prepaid expenses					40,726
					25,088,516

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					19,553
Liability for securities on loan—Note 1(b)					1,711,846
Payable for investment securities purchased					686,595
Payable for shares of Beneficial Interest redeemed					200,664
Accrued expenses					30,652
					2,649,310

Net Assets ($)					22,439,206

Composition of Net Assets ($):
Paid-in capital					27,836,741
Accumulated Investment (loss)—net					(101,440)
Accumulated net realized gain (loss) on investments					(4,962,625)
Accumulated net unrealized appreciation
(depreciation) on investments					(333,470)

Net Assets ($)					22,439,206

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	18,352,601	1,020,465	2,494,440	238,496	333,204
Shares Outstanding	1,403,561	82,142	201,041	17,960	26,224

Net Asset Value
Per Share ($)	13.08	12.42	12.41	13.28	12.71

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	55,772
Affiliated issuers	19,189
Income from securities lending	6,603
Total Income	81,564
Expenses:
Management fee—Note 3(a)	92,612
Shareholder servicing costs—Note 3(c)	38,392
Registration fees	25,429
Auditing fees	23,167
Distribution fees—Note 3(b)	13,981
Prospectus and shareholders’ reports	4,945
Custodian fees—Note 3(c)	3,925
Legal fees	1,591
Trustees’ fees and expenses—Note 3(d)	454
Miscellaneous	7,667
Total Expenses	212,163
Less—reduction in management fee
due to undertaking—Note 3(a)	(28,386)
Less—reduction in fees due to
earnings credits—Note 1(b)	(773)
Net Expenses	183,004
Investment (Loss)—Net	(101,440)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,820,003)
Net unrealized appreciation (depreciation) on investments	(1,730,012)
Net Realized and Unrealized Gain (Loss) on Investments	(6,550,015)
Net (Decrease) in Net Assets Resulting from Operations	(6,651,455)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Operations ($):
Investment (loss)—net	(101,440)	(98,008)
Net realized gain (loss) on investments	(4,820,003)	305,761
Net unrealized appreciation
(depreciation) on investments	(1,730,012)	(447,508)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,651,455)	(239,755)

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(427,850)
Class B Shares	—	(85,527)
Class C Shares	—	(78,640)
Class I Shares	—	(10,245)
Class T Shares	—	(9,989)
Total Dividends	—	(612,251)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	28,660,360	8,177,243
Class B Shares	174,264	335,671
Class C Shares	1,300,480	1,743,728
Class I Shares	118,239	128,811
Class T Shares	308,217	196,235
Dividends reinvested:
Class A Shares	—	387,149
Class B Shares	—	74,555
Class C Shares	—	54,953
Class I Shares	—	8,672
Class T Shares	—	9,142
Cost of shares redeemed:
Class A Shares	(14,443,577)	(4,125,079)
Class B Shares	(291,062)	(443,013)
Class C Shares	(499,902)	(204,870)
Class I Shares	(8,474)	(55,526)
Class T Shares	(125,065)	(49,242)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	15,193,480	6,238,429
Total Increase (Decrease) in Net Assets	8,542,025	5,386,423

Net Assets ($):
Beginning of Period	13,897,181	8,510,758
End of Period	22,439,206	13,897,181
Accumulated investment (loss)—net	(101,440)	—

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	1,836,321	500,047
Shares issued for dividends reinvested	—	23,810
Shares redeemed	(1,062,165)	(255,114)
Net Increase (Decrease) in Shares Outstanding	774,156	268,743

Class Bb
Shares sold	11,666	20,924
Shares issued for dividends reinvested	—	4,795
Shares redeemed	(19,612)	(28,491)
Net Increase (Decrease) in Shares Outstanding	(7,946)	(2,772)

Class C
Shares sold	91,091	111,681
Shares issued for dividends reinvested	—	3,539
Shares redeemed	(36,432)	(13,192)
Net Increase (Decrease) in Shares Outstanding	54,659	102,028

Class I
Shares sold	7,265	7,418
Shares issued for dividends reinvested	—	526
Shares redeemed	(554)	(3,293)
Net Increase (Decrease) in Shares Outstanding	6,711	4,651

Class T
Shares sold	21,114	12,143
Shares issued for dividends reinvested	—	577
Shares redeemed	(8,597)	(3,125)
Net Increase (Decrease) in Shares Outstanding	12,517	9,595

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	During the period ended October 31, 2008, 6,296 Class B shares representing $95,610 were automatically converted to 5,993 Class A shares and during the period ended April 30, 2008, 4,106 Class B shares representing
$64,604 were automatically converted to 3,932 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.80	16.90	15.11	14.24	13.98	10.80
Investment Operations:
Investment (loss)—net[a]	(.07)	(.12)	(.10)	(.13)	(.09)	(.09)
Net realized and unrealized
gain (loss) on investments	(2.65)	(.05)	2.51	1.05	.58	3.27
Total from Investment
Operations	(2.72)	(.17)	2.41	.92	.49	3.18
Distributions:
Dividends from net realized
gain on investments	—	(.93)	(.62)	(.05)	(.23)	—
Net asset value, end of period	13.08	15.80	16.90	15.11	14.24	13.98

Total Return (%)[b]	(17.22)[c]	(1.15)	16.31	6.51	3.52	29.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.89[d]	2.36	2.71	2.61	3.69	8.73
Ratio of net expenses
to average net assets	1.65[d]	1.64	1.66	1.65	1.65	1.65
Ratio of net investment (loss)
to average net assets	(.86)[d]	(.71)	(.63)	(.84)	(.65)	(.67)
Portfolio Turnover Rate	101.04[c]	82.36	86.39	88.93	139.99	174.50

Net Assets, end of period
($ x 1,000)	18,353	9,945	6,097	7,085	5,060	2,420

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.07	16.28	14.69	13.95	13.82	10.77
Investment Operations:
Investment (loss)—net[a]	(.12)	(.23)	(.20)	(.25)	(.21)	(.20)
Net realized and unrealized
gain (loss) on investments	(2.53)	(.05)	2.41	1.04	.57	3.25
Total from Investment
Operations	(2.65)	(.28)	2.21	.79	.36	3.05
Distributions:
Dividends from net realized
gain on investments	—	(.93)	(.62)	(.05)	(.23)	—
Net asset value, end of period	12.42	15.07	16.28	14.69	13.95	13.82

Total Return (%)[b]	(17.59)[c]	(1.88)	15.48	5.64	2.62	28.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.90[d]	3.30	3.61	3.36	4.57	7.27
Ratio of net expenses
to average net assets	2.40[d]	2.40	2.41	2.40	2.40	2.40
Ratio of net investment (loss)
to average net assets	(1.58)[d]	(1.47)	(1.38)	(1.60)	(1.43)	(1.47)
Portfolio Turnover Rate	101.04[c]	82.36	86.39	88.93	139.99	174.50

Net Assets, end of period
($ x 1,000)	1,020	1,358	1,512	1,985	1,108	583

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.05	16.27	14.68	13.93	13.81	10.77
Investment Operations:
Investment (loss)—net[a]	(.12)	(.22)	(.20)	(.24)	(.20)	(.19)
Net realized and unrealized
gain (loss) on investments	(2.52)	(.07)	2.41	1.04	.55	3.23
Total from Investment
Operations	(2.64)	(.29)	2.21	.80	.35	3.04
Distributions:
Dividends from net realized
gain on investments	—	(.93)	(.62)	(.05)	(.23)	—
Net asset value, end of period	12.41	15.05	16.27	14.68	13.93	13.81

Total Return (%)[b]	(17.54)[c]	(1.89)	15.42	5.72	2.55	28.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.78[d]	3.15	3.49	3.38	4.50	6.88
Ratio of net expenses
to average net assets	2.40[d]	2.39	2.41	2.40	2.40	2.40
Ratio of net investment (loss)
to average net assets	(1.57)[d]	(1.46)	(1.38)	(1.58)	(1.42)	(1.45)
Portfolio Turnover Rate	101.04[c]	82.36	86.39	88.93	139.99	174.50

Net Assets, end of period
($ x 1,000)	2,494	2,203	721	867	684	262

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class I shares	(Unaudited)	2008[a]	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.03	17.09	15.25	14.31	14.01	10.82
Investment Operations:
Investment (loss)—net[b]	(.05)	(.08)	(.09)	(.07)	(.04)	(.04)
Net realized and unrealized
gain (loss) on investments	(2.70)	(.05)	2.55	1.06	.57	3.23
Total from Investment
Operations	(2.75)	(.13)	2.46	.99	.53	3.19
Distributions:
Dividends from net realized
gain on investments	—	(.93)	(.62)	(.05)	(.23)	—
Net asset value, end of period	13.28	16.03	17.09	15.25	14.31	14.01

Total Return (%)	(17.16)[c]	(.90)	16.57	6.90	3.80	29.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.79[d]	2.24	2.14	2.26	3.58	4.12
Ratio of net expenses
to average net assets	1.40[d]	1.40	1.41	1.27	1.40	1.40
Ratio of net investment (loss)
to average net assets	(.58)[d]	(.47)	(.62)	(.44)	(.42)	(.34)
Portfolio Turnover Rate	101.04[c]	82.36	86.39	88.93	139.99	174.50

Net Assets, end of period
($ x 1,000)	238	180	113	1,235	1,127	1,063

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class T shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.38	16.52	14.84	14.04	13.86	10.80
Investment Operations:
Investment (loss)—net[a]	(.08)	(.15)	(.13)	(.20)	(.16)	(.12)
Net realized and unrealized
gain (loss) on investments	(2.59)	(.06)	2.43	1.05	.57	3.18
Total from Investment
Operations	(2.67)	(.21)	2.30	.85	.41	3.06
Distributions:
Dividends from net realized
gain on investments	—	(.93)	(.62)	(.05)	(.23)	—
Net asset value, end of period	12.71	15.38	16.52	14.84	14.04	13.86

Total Return (%)[b]	(17.36)[c]	(1.42)	15.93	6.03	2.97	28.33

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.38[d]	2.74	3.24	2.84	4.08	5.60
Ratio of net expenses
to average net assets	1.90[d]	1.89	1.91	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(1.07)[d]	(.96)	(.83)	(1.11)	(.93)	(.86)
Portfolio Turnover Rate	101.04[c]	82.36	86.39	88.93	139.99	174.50

Net Assets, end of period
($ x 1,000)	333	211	68	94	43	27

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Health Care Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trusstees held on July 16, 2008, the Board approved, effective December 1, 2008, a proposal to change the names of the Company and the fund from “Dreyfus Premier Opportunity Funds” and “Dreyfus Premier Health Care Fund” to “Dreyfus Opportunity Funds” and “Dreyfus Health Care Fund,” respectively.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvest-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	23,810,904	0
Level 2—Other Significant
Observable Inputs	435,208	0
Level 3—Significant
Unobservable Inputs	0	0
Total	24,246,112	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2008, The Bank of New York Mellon earned $2,830 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax posi-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tions are “more-likely-than not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: ordinary income $705 and long term capital gains $611,546.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to May 1, 2008, the fund participated with other Dreyfus-managed funds in a $100 million unsecured line of credit. Effective May 1, 2008, the fund participates with other Dreyfus managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit. During the period ended October 31, 2008, the fund did not borrow under the lines of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, from May 1, 2008 until September 1, 2009, that, if the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage fees, 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund’s average daily net assets, the fund may deduct, from the payment to be made to the Manager under the Agreement, or the Manager will bear such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $28,386 during the period ended October 31, 2008.

During the period ended October 31, 2008, the Distributor retained $3,837 and $3 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $3,471 and $1,876 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2008, Class B, Class C and Class T shares were charged $4,715, $8,910 and $356, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to share-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

holder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B, Class C and Class T shares were charged $20,570, $1,572, $2,970 and $356, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $5,171 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $621 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $3,925 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,620, Rule 12b-1 distribution plan fees $2,257, shareholder services plan fees $4,843, custodian fees $1,351, chief compliance officer fees $1,996 and transfer agency per account fees $1,787, which are offset against an expense reimbursement currently in effect in the amount of $10,301.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $33,770,030 and $19,217,654, respectively.

At October 31, 2008, accumulated net unrealized depreciation on investments was $333,470, consisting of $1,207,648 gross unrealized appreciation and $1,541,118 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective on or about February 4, 2009 (the “Effective Date”), the fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares.Thereafter, the fund will no longer offer Class T shares.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective on or about December 3, 2008, no investments for new accounts were permitted in Class T of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in the fund’s Class A shares made by holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile (below the median) of the Expense Group and Expense Universe. The Board considered the current fee waiver and expense reimbursement arrangement undertaken by the Manager.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”). The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its benchmark index. The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2008.

Representatives of the Manager noted that the Manager or its affiliates do not manage other mutual funds or accounts with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager from acting as investment adviser, including soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

¬ The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.

¬ The Board was satisfied with the fund’s performance.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

« The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

« The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

For More Information

Dreyfus
Health Care Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHCAX	Class B: DHCBX	Class C: DHCCX
	Class I: DHCRX	Class T: DHCTX	

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0091SA1008

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

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Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

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EXHIBIT INDEX

(a)(2)              Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)                  Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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